Segmented Information	12 Months Ended
Apr. 30, 2019
Text block [abstract]
Segmented Information
17.	Segmented Information

The Company operates in three reportable geographical and one operating segment. Selected financial information by geographical segment is as follows:

	Bernal	Mexico Altiplano	Other	Total	Canada	USA	April 30, 2019 Total
Revenue
Mined Ore	$27,053	$0	$0	$27,053	$0	$0	$27,053
Purchase Concentrate	1,633	4,109	0	5,742	0	0	5,742
Cost of sales:
Mined Ore	(22,975)	0	0	(22,975)	0	0	(22,975)
Purchase Concentrate	(1,550)	(4,341)	0	(5,891)	0	0	(5,891)
Depreciation	(3,775)	(118)	0	(3,893)	0	0	(3,893)
Earnings (loss) from operations	386	(350)	0	36	0	0	36
Corporate costs and taxes	(2,999)	(972)	(161)	(4,132)	(2,357)	(24)	(6,513)
Bad debt expense San Pedrito	(441)	0	0	(441)	0	0	(441)
Write off Mining Interest	0	(4,804)	0	(4,804)	0	0	(4,804)
Disposal of Exploration and Evaluation	0	0	0	0	0	(82)	(82)
Loss for the year	(3,054)	(6,126)	(161)	(9,341)	(2,357)	(106)	(11,804)
Mining interest, plant and equipment	35,470	2,046	0	37,516	102	0	37,618
Total assets	$44,956	$2,228	$3,517	$50,701	$4,219	$2,085	$57,005

	Bernal	Mexico Altiplano	Other	Total	Canada	USA	April 30, 2018 Total
Revenue
Mined Ore	$21,005	$—	$—	$21,005	$—	$—	$21,005
Purchase Concentrate	3,976	2,826	—	6,802	—	—	6,802
Cost of sales:
Mined Ore	(20,532)	—	(140)	(20,672)	—	—	(20,672)
Purchase Concentrate	(3,654)	(3,496)	—	(7,150)	—	—	(7,150)
Depreciation	(4,492)	(421)	—	(4,913)	—	—	(4,913)
Earnings (loss) from operations	(3,697)	(1,091)	(140)	(4,928)	—	—	(4,928)
Corporate costs and taxes	4,343	294	(409)	4,228	(3,586)	12	654
Write off Mining Interest	(6,713)	—	—	(6,713)	—	—	(6,713)
Disposal of Exploration and Evaluation	(1,079)	—	118	(961)	—	(52)	(1,013)
Loss for the year	(7,145)	(797)	(432)	(8,374)	(3,586)	(40)	(12,000)
Mining interest, plant and equipment	35,302	6,005	1	41,308	168	—	41,476
Total assets	$48,614	$8,095	$3,930	$60,639	$3,537	$2,150	$66,326

	Bernal	Mexico Altiplano	Total	Canada	USA	April 30, 2017 Total
Revenue
Mined Ore	$24,642	$—	$24,642	$—	$—	$24,642
Purchase Concentrate	418	2,168	2,586	—	—	2,586
Cost of sales:
Mined Ore	(18,641)	—	(18,641)	—	—	(18,641)
Purchase Concentrate	(287)	(1,864)	(2,151)	—	—	(2,151)
Depreciation	(5,360)	(250)	(5,610)	—	—	(5,610)
Earnings (loss) from operations	772	54	826	—	—	826
Corporate costs and taxes	3,302	(308)	2,994	(3,707)	(19)	(732)
Sale of San Pedrito	7,128	—	7,128	—	—	7,128
Earnings (loss) for the year	11,202	(254)	10,948	(3,707)	(19)	7,222
Mining interest, plant and equipment	45,899	6,777	52,676	245	—	52,921
Total assets	$61,401	$11,165	$72,566	$7,559	$1,971	$82,096

During the years ended April 30, 2019, the Company earned all its revenues from one customer (2018 and 2017- two customers). As at April 30, 2019, the Company does not consider itself to be economically dependent on this customer as transactions with this party can be easily replaced by transactions with other parties on similar terms and conditions. The balance owing from this customer on April 30, 2019 was $514 (2018 – $Nil).